TAXES ON INCOME (Schedule of Deferred Tax Assets (liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets in respect of:
Subsidiaries carryforward losses	$ 58,389	$ 22,857
Other temporary differences	2,874	2,369
Share-based compensation	2,884	2,943
Deferred tax asset in respect to other comprehensive loss	394
Total deferred tax asset before valuation allowance	64,541	28,169
Valuation allowance	(63,207)	(27,999)
Total deferred tax asset	1,334	170
Deferred tax lability in respect to other comprehensive income		(106)
Total deferred tax liability		(106)
Deferred tax asset, net	$ 1,334	$ 64